UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jerome Crown
Title:  Chief Financial Officer
Phone:  212-586-6566

Signature, Place and Date of Signing:

/s/ Jerome Crown                   New York, NY              February 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $59,438
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number              Name

                28-
----            -------------------               ------------------------------

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE

                                  TITLE                        VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP           (X$1000)  PRN      PRN  CALL  DSCRETN   MGRS  SOLE  SHARED  OTHER
--------------                   --------      -----           --------  ---      ---  ----  -------   ----  ----  ------  -----

AVIGEN INC                         COM           053690103         41      12531  SH           SOLE          12531
DELTA AIRLINES INC                 COM           247361108         94      12615  SH           SOLE          12615
DYNAVAX TECHNOLOGIES CORP          COM           268158102        100      12531  SH           SOLE          12531
ISHARES TR                    MSCI EAFE IDX      464287465        508       3173  SH           SOLE           3173
MITSUBISHI TOKYO FINANCIAL         ADR           606816106        160      15638  SH           SOLE          15638
PALATIN TECHNOLOGIES INC           COM           696077304         33      12510  SH           SOLE          12510
ISHARES TR                     RUSSELL 2000      464287655      20098     155200  SH           SOLE         155200
ISHARES TR                  RUSSELL 2000 GROW    464287648       2126      31597  SH           SOLE          31597
ISHARES TR                  RUSSELL 2000 VALU    464287630      36278     188010  SH           SOLE         188010

                                                  Total        59438
                                               (in thousands)


02915.0002 #547119